Schedule of maturities schedule long term debt (Details) - Jun. 30, 2023	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2024	$ 216,612	$ 292,924
2025	218,629	295,651
2026	26,230	35,472
Total	$ 461,471	$ 624,047